Notes Payable and Convertible Preferred Stock Warrants - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	1 Months Ended
	Aug. 31, 2014	Jul. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Jan. 31, 2013	Aug. 31, 2013	May 31, 2010
Debt Instrument [Line Items]
Proceeds from convertible notes payable				$ 7,009,000	$ 7,009,000	$ 8,011,000
Aggregate fair value of convertible preferred stock warrants	2,600,000		3,300,000	(2,713,000)	(2,833,000)	(100,000)
Proceeds from exercise of warrants			1,201,000
Working capital aggregate principal amount		7,000,000
Warrant, exercise price description		The Company issued a warrant for its Series C convertible preferred stock that would become exercisable for 3% of the amount of the debt actually drawn at an exercise price of $0.25 per share.
2012 Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable							8,000,000
Debt conversion, converted instrument, minimum gross proceeds					10,000,000
Interest rate of notes							8.00%
Aggregate fair value of convertible preferred stock warrants					1,400,000
2013 Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable								7,000,000
Aggregate fair value of convertible preferred stock warrants					600,000
Series C Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Exercise price of warrants					$ 8.7900
Aggregate fair value of convertible preferred stock warrants					600,000	1,300,000
Amount of debt converted									16,000,000
Shares issued upon conversion of debt									1,818,191
Series C Convertible Preferred Stock [Member] | 2012 Notes Payable [Member]
Debt Instrument [Line Items]
Issued warrants for the purchase					182,082
Exercise price of warrants					$ 8.79
Series A Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Aggregate fair value of convertible preferred stock warrants					46,000	1,600,000
Shares issued upon conversion of debt										339,863
Series C Convertible Preferred Stock Warrants [Member]
Debt Instrument [Line Items]
Issued warrants for the purchase									341,404
Exercise price of warrants									$ 8.79
Series C Convertible Preferred Stock Warrants [Member] | IPO [Member]
Debt Instrument [Line Items]
Issued warrants for the purchase			341,404
Proceeds from exercise of warrants			$ 1,200,000
Shares converted upon conversion of convertible preferred stock			204,773
Series C Convertible Preferred Stock Warrants [Member] | IPO [Member] | Series C Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Shares issued upon conversion of convertible preferred stock			92,271
Shares issued upon conversion of convertible preferred stock			136,631
Series A Preferred Stock Warrants [Member] | IPO [Member]
Debt Instrument [Line Items]
Issued warrants for the purchase			142,113
Exercise price of warrants			$ 14.1765